RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Table Text Block]

Common Shares Acquired from the Company by HCI

Date	Placee	Shares	Price USD	Acquisition Method
May 2018	Deepkloof	2,490,900	$1.50	Prospectus Offering
May 2018	Deepkloof	1,509,099	$1.50	Private Placement
February 2019	Deepkloof	2,141,942	$1.33	Private Placement

Date	Placee	Shares	Price USD	Acquisition Method
April 2019	Deepkloof	177,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	80,000	$1.70	Exercise of Warrants
June 2019	Deepkloof	1,111,111	$1.17	Private Placement
August 2019	Deepkloof	6,940,000	$1.32	Private Placement
August 2019	Deepkloof	2,856,000	$1.25	Prospectus Offering
December 2019	Deepkloof	1,612,931	$1.24	Private Placement
June 2020	Deepkloof	500,000	$1.40	Private Placement
October 2020	Deepkloof	1,146,790	$2.18	Private Placement
December 2020	Deepkloof	1,121,076	$2.23	Private Placement
February 2021	Deepkloof	3,539,823	$1.695	Private Placement
		25,226,672

Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2022	August 31, 2021	August 31, 2020
Salaries	$899	$1,236	$916
Severance[1]	-	828	-
Directors' fees	289	241	261
Share-based payments - management	1,882	2,556	907
Share-based payments - directors	(465)	617	52
Total	$2,605	$5,478	$2,136

[1]During fiscal 2021, the Company's former President and CEO resigned from the Company.